Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value Disclosures [Abstract]
Debt fair value	$ 741.0		$ 723.7
Debt carrying value	$ 706.9	[1]	$ 707.0	[1]

[1]	Book values include unamortized discounts, where applicable.